Operating loss	12 Months Ended
Dec. 31, 2021
Expense By Nature [Abstract]
Operating loss
5.	Operating loss

This is stated after charging/(crediting):

	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Depreciation of property, plant and equipment	411	476	452
Amortization of intangibles	16	20	30
Share-based payments charge	8,632	4,395	584
(Gain)/loss on disposal of property, plant and equipment	-	(3)	2
Short lease payments on premises	332	347	374
Fees payable to the Company's auditors for the audit of the Company and the consolidation:
- audit fees	403	284	105
- other assurance services	180	431	554